Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	1,070,092.69
Total Transaction Valuation	7,249,950,502
Total Offset Amount	1,070,092.69	[1]
Net Fee	$ 0

[1]	Endeavor Group Holdings, Inc. previously paid $1,070,092.69 upon the filing of its preliminary information statement on Schedule 14A on August 2, 2024 in connection with the transaction reported hereby.